Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Revenue	£ 16,063	£ 15,945	£ 16,890
Personal and Business Banking (PBB)
Segmental analysis
Revenue	8,064	7,910	7,870
UK Personal & Business Banking
Segmental analysis
Revenue	7,392	7,249	7,215
Ulster Bank RoI
Segmental analysis
Revenue	672	661	655
Commercial and Private Banking (CPB)
Segmental analysis
Revenue	4,392	4,445	4,292
Commercial Banking
Segmental analysis
Revenue	3,664	3,706	3,524
Private Banking
Segmental analysis
Revenue	728	739	768
RBS International
Segmental analysis
Revenue	428	469	452
NatWest Markets
Segmental analysis
Revenue	2,217	3,247	6,010
Central Items and other
Segmental analysis
Revenue	962	(126)	(1,734)
Inter segment/consolidation adjustments | Personal and Business Banking (PBB)
Segmental analysis
Revenue	40	53	66
Inter segment/consolidation adjustments | UK Personal & Business Banking
Segmental analysis
Revenue	44	52	51
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Revenue	(4)	1	15
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	217	240	233
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Revenue	74	68	42
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Revenue	143	172	191
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Revenue	119	156	177
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Revenue	809	1,539	2,913
Inter segment/consolidation adjustments | Central Items and other
Segmental analysis
Revenue	(1,185)	(1,988)	(3,389)
Operating segment
Segmental analysis
Revenue	16,063	15,945	16,890
Operating segment | Personal and Business Banking (PBB)
Segmental analysis
Revenue	8,024	7,857	7,804
Operating segment | UK Personal & Business Banking
Segmental analysis
Revenue	7,348	7,197	7,164
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	676	660	640
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	4,175	4,205	4,059
Operating segment | Commercial Banking
Segmental analysis
Revenue	3,590	3,638	3,482
Operating segment | Private Banking
Segmental analysis
Revenue	585	567	577
Operating segment | RBS International
Segmental analysis
Revenue	309	313	275
Operating segment | NatWest Markets
Segmental analysis
Revenue	1,408	1,708	3,097
Operating segment | Central Items and other
Segmental analysis
Revenue	£ 2,147	£ 1,862	£ 1,655